FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about risk management instruments

Crude oil swaps and collars	Cdn$1/bbl increase in future oil prices	Cdn$1/bbl decrease in future oil prices
Increase (decrease) to fair value of oil risk management contracts	($3.5)	$3.5
The following table sets out gross amounts relating to risk management contracts assets and liabilities that have been presented on a net basis on the Consolidated Balance Sheets:

	As at
Gross amounts	December 31, 2017	December 31, 2016
Risk management contracts
Current asset	$—	$3.0
Non-current asset	1.9	1.0
Current liability	(40.0)	(55.4)
Non-current liability	(18.6)	(5.3)
	$(56.7)	$(56.7)

Reference point	Volume of diluted bitumen (bbl/d)	Term	Price per bbl (U.S.$)
Western Canada Select	12,000	2018	WTI less $16.95
Western Canada Select	5,000	2018	WTI less $16.50 - $19.25
Western Canada Select	2,500	2019	WTI less $17.95
Western Canada Select	5,000	2019	WTI less $17.70 - $20.45

Principal amount (U.S.$ millions)	Swapped amount (U.S.$ millions)	% of principal swapped	Average fixed rate (Cdn$1 = U.S.$)
366.3	255.0	70%	0.75
This contract fixes the Canadian dollar to the U.K. pound sterling exchange rate on the interest and principal of the U.K. pound sterling denominated debt as follows:

Principal amount (U.K. pound sterling millions)	Swapped amount (U.K. pound sterling millions)	% of principal swapped (1)	Fixed rate (Cdn$1 = U.K. pound sterling)
12.1	15.0	124%	0.63
The following table summarizes the sensitivity on a pre-tax basis, of a change in the foreign exchange rate related to the translation of the foreign denominated term debt and the offsetting change in the fair value of the foreign exchange risk management contracts relating to that debt, holding all other variables constant:

	Cdn$0.01 Exchange rate change
Foreign exchange sensitivity as at December 31, 2017	Cdn - U.S.	Cdn - U.K.
Unrealized foreign exchange gain or loss on foreign denominated debt	$3.7	$0.1
Unrealized foreign exchange risk management gain or loss	2.6	0.1
Net pre-tax impact on Consolidated Statements of Income (Loss)	$1.1	$—
As at December 31, 2017, Pengrowth had the following financial contracts outstanding:

Financial Crude Oil Contracts:
Swaps
Reference point	Term	Volume (bbl/d)	Price per bbl (U.S.$)
WTI	2018	8,000	$49.97

Collars			Price per bbl (U.S.$)
Reference point	Term	Volume (bbl/d)	Bought Puts	Sold Calls
WTI	2018	2,000	$48.00	$53.48

Disclosure of summary of gains and losses on risk management contracts
The following tables provide details of the fair value of risk management contracts that appear on the Consolidated Balance Sheets and the unrealized and realized gains and losses on risk management recorded in the Consolidated Statements of Income (Loss).

As at and for the year ended December 31, 2017	Commodity contracts (1)	Power contracts	Foreign exchange contracts (2)	Total
Non-current portion of risk management assets	$—	$—	$1.9	$1.9
Current portion of risk management liabilities	(39.8)	—	(0.2)	(40.0)
Non-current portion of risk management liabilities	—	—	(18.6)	(18.6)
Risk management assets (liabilities), end of year	$(39.8)	$—	$(16.9)	$(56.7)
Less: Risk management assets (liabilities) at beginning of year	(54.0)	—	(2.7)	(56.7)
Unrealized gain (loss) on risk management contracts for the year	$14.2	$—	$(14.2)	$—
Realized gain (loss) on risk management contracts for the year	(19.8)	—	(37.6)	(57.4)
Total unrealized and realized gain (loss) on risk management contracts for the year	$(5.6)	$—	$(51.8)	$(57.4)

As at and for the year ended December 31, 2016	Commodity contracts (1)	Power contracts (3)	Foreign exchange contracts (2)	Total
Current portion of risk management assets	$—	$—	$2.9	$2.9
Non-current portion of risk management assets	—	—	1.0	1.0
Current portion of risk management liabilities	(54.0)	—	(1.3)	(55.3)
Non-current portion of risk management liabilities	—	—	(5.3)	(5.3)
Risk management assets (liabilities), end of year	$(54.0)	$—	$(2.7)	$(56.7)
Less: Risk management assets (liabilities) at beginning of year	370.5	(1.7)	83.3	452.1
Unrealized gain (loss) on risk management contracts for the year	$(424.5)	$1.7	$(86.0)	$(508.8)
Realized gain (loss) on risk management contracts for the year	385.7	(4.5)	47.0	428.2
Total unrealized and realized gain (loss) on risk management contracts for the year	$(38.8)	$(2.8)	$(39.0)	$(80.6)

(1)	Unrealized and realized gains and losses are presented as separate line items in the Consolidated Statements of Income (Loss).

(2)	Unrealized and realized gains and losses are included as part of separate line items in the Consolidated Statements of Income (Loss).

(3)	Unrealized gains and losses are included in other (income) expense. Realized gains and losses are included in operating expense.

Disclosure of fair value measurement of assets
The following tables provide fair value measurement information for other financial assets and liabilities.

			Fair value measurements using:
As at December 31, 2017	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust funds	$111.6	$111.6	$111.6	$—	$—
Fair value of risk management contracts	1.9	1.9	—	1.9	—

Financial Liabilities
U.S. dollar denominated term notes	460.4	509.5	—	509.5	—
Cdn dollar term notes	20.5	22.8	—	22.8	—
U.K. pound sterling denominated term notes	20.6	21.7	—	21.7	—
Fair value of risk management contracts	58.6	58.6	—	58.6	—

			Fair value measurements using:
As at December 31, 2016	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust funds	$106.5	$106.5	$106.5	$—	$—
Fair value of risk management contracts	3.9	3.9	—	3.9	—

Financial Liabilities
Convertible debentures	126.6	126.7	126.7	—	—
U.S. dollar denominated senior unsecured notes	1,496.0	1,527.7	—	1,527.7	—
Cdn dollar senior unsecured notes	39.9	41.3	—	41.3	—
U.K. pound sterling denominated unsecured notes	24.8	25.5	—	25.5	—
Fair value of risk management contracts	60.6	60.6	—	60.6	—

Disclosure of fair value measurement of liabilities
The following tables provide fair value measurement information for other financial assets and liabilities.

			Fair value measurements using:
As at December 31, 2017	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust funds	$111.6	$111.6	$111.6	$—	$—
Fair value of risk management contracts	1.9	1.9	—	1.9	—

Financial Liabilities
U.S. dollar denominated term notes	460.4	509.5	—	509.5	—
Cdn dollar term notes	20.5	22.8	—	22.8	—
U.K. pound sterling denominated term notes	20.6	21.7	—	21.7	—
Fair value of risk management contracts	58.6	58.6	—	58.6	—

			Fair value measurements using:
As at December 31, 2016	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust funds	$106.5	$106.5	$106.5	$—	$—
Fair value of risk management contracts	3.9	3.9	—	3.9	—

Financial Liabilities
Convertible debentures	126.6	126.7	126.7	—	—
U.S. dollar denominated senior unsecured notes	1,496.0	1,527.7	—	1,527.7	—
Cdn dollar senior unsecured notes	39.9	41.3	—	41.3	—
U.K. pound sterling denominated unsecured notes	24.8	25.5	—	25.5	—
Fair value of risk management contracts	60.6	60.6	—	60.6	—

Components of accounts receivable	The components of accounts receivable are as follows:

	As at
	December 31, 2017	December 31, 2016
Trade	$97.5	$110.3
Prepaid and other	8.2	16.3
	$105.7	$126.6

Disclosure of how entity manages liquidity risk
Pengrowth’s current and non-current financial liabilities are as follows:

As at December 31, 2017	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$136.2	$136.2	$136.2	$—	$—	$—
Commodity risk management contracts	39.8	39.8	39.8	—	—	—
Cdn dollar senior unsecured notes (2)	20.5	27.1	1.4	1.4	24.3	—
U.S. dollar denominated term notes (1)	460.4	601.3	30.2	65.2	284.0	221.9
U.K. pound sterling denominated term notes (1)	20.6	22.6	1.1	21.5	—	—
Cdn dollar term Credit Facility borrowings (2)	109.0	117.6	6.9	110.7	—	—
Finance leases	34.2	76.8	4.4	4.2	12.6	55.6
Foreign exchange risk management contracts	18.8	20.8	0.2	4.3	16.3	—
Other liabilities	2.3	3.2	—	1.4	0.3	1.5

(1)	Contractual cash flows include future interest payments and term notes calculated at December 31, 2017 period end exchange rate.

(2)	Contractual cash flows include future interest payments.

As at December 31, 2016	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$189.6	$189.6	$189.6	$—	$—	$—
Convertible debentures	126.6	130.5	130.5	—	—	—
Commodity risk management contracts	54.0	54.0	54.0	—	—	—
Cdn dollar senior unsecured notes (1)	39.9	48.5	2.2	16.8	3.6	25.9
U.S. dollar denominated senior unsecured notes (1)	1,496.0	1,726.8	623.7	399.2	266.0	437.9
U.K. pound sterling denominated unsecured notes (1)	24.8	27.3	0.9	0.9	25.5	—
Finance leases	37.9	90.7	5.7	5.0	14.2	65.8
Foreign exchange risk management contracts	6.6	6.1	1.3	1.7	2.4	0.7
Other liabilities	4.4	8.3	0.6	2.9	2.8	2.0
Remediation trust fund payments	—	12.5	0.3	0.3	0.9	11.0

(1)	Contractual cash flows include future interest payments and senior unsecured notes calculated at December 31, 2016 period end exchange rate.